Quarterly Report
September 30, 2024
MFS®  Global Tactical
Allocation Portfolio
MFS® Variable Insurance Trust II
WTS-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 62.5%
Aerospace & Defense – 0.3%
Boeing Co., 6.388%, 5/01/2031 (n)		$88,000	$93,574
Boeing Co., 5.805%, 5/01/2050		482,000	465,669
MTU Aero Engines Holding AG, 3.875%, 9/18/2031	EUR	130,000	146,894
Thales S.A., 4.25%, 10/18/2031		200,000	236,864
TransDigm, Inc., 6.875%, 12/15/2030 (n)		$226,000	236,662
			$1,179,663
Asset-Backed & Securitized – 5.8%
AA Bond Co. Ltd., 6.85%, 7/31/2031	GBP	250,000	$340,541
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)		$625,633	627,143
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.71% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)		214,500	212,203
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 7.442% (SOFR - 30 day + 2.1%), 1/15/2037 (n)		794,500	787,629
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.642% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		765,000	750,826
AREIT 2022-CRE6 Trust, “B”, FLR, 7.191% (SOFR - 30 day + 1.85%), 1/20/2037 (n)		289,000	286,096
AREIT 2022-CRE6 Trust, “C”, FLR, 7.491% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		119,000	117,512
AREIT 2022-CRE6 Trust, “D”, FLR, 8.191% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		100,000	98,254
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.721%, 4/15/2053 (i)		977,039	52,944
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.337%, 7/15/2054 (i)		2,768,123	165,487
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.717%, 2/15/2054 (i)		6,531,230	496,922
BDS Ltd., 2024-FL13, “A”, FLR, 6.776% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)		100,000	99,951
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.259%, 3/15/2054 (i)		2,015,599	98,076
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.995%, 6/15/2054 (i)		5,570,740	221,673
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.369%, 7/15/2054 (i)		6,699,310	374,880
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.377%, 8/15/2054 (i)		5,221,238	315,859
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 6.937% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)		235,440	234,557
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)		246,000	255,538
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.26% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		177,500	175,830
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.51% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		161,000	158,628
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		260,061	268,055
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.497% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)		900,000	837,542
BXMT 2021-FL4 Ltd., “B”, FLR, 6.747% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)		1,797,000	1,614,469
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		257,647	254,854
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		197,245	190,857
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		192,198	193,850
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026		59,444	59,515
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		287,968	290,898
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.877%, 4/15/2054 (i)		1,231,412	43,370
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.081%, 6/15/2063 (i)		2,960,748	137,211
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.14%, 6/15/2064 (i)		2,912,612	146,130
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.916%, 4/15/2065		592,000	544,020
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056		768,000	828,479
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)		31,764	31,775
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)		334,396	341,845
ELM Trust, 2024-ELM, “C10”, 6.395%, 6/10/2039 (n)		100,000	102,219
Empire District Bondco LLC, 4.943%, 1/01/2033		344,000	350,652
Enterprise Fleet Financing LLC, 2024-3, “A2”, 5.31%, 4/20/2027 (n)		142,000	143,491
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)		169,941	174,162
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)		100,000	102,247
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.595% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		269,500	263,050
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 6.76% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/16/2038 (n)		701,500	684,745
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		83,304	83,494
MF1 2021-FL5 Ltd., “C”, FLR, 6.897% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		200,000	197,393
MF1 2021-FL6 Ltd., “AS”, FLR, 6.578% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)		1,050,000	1,038,906
MF1 2021-FL6 Ltd., “B”, FLR, 6.778% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		600,000	588,785
MF1 2022-FL8 Ltd., “A”, FLR, 6.314% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		242,166	240,603
MF1 2022-FL8 Ltd., “B”, FLR, 6.915% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		281,312	276,459

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2024-FL14 LLC, “A”, FLR, 6.701% (SOFR - 1mo. + 1.737%), 3/19/2039 (n)		$700,000	$699,945
MF1 2024-FL14 LLC, “AS”, FLR, 7.204% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)		208,996	208,994
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.407%, 5/15/2054 (i)		2,244,657	127,846
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.289%, 6/15/2054 (i)		4,680,920	233,901
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)		106,434	107,821
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		317,787	321,028
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		552,987	559,460
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		122,777	124,725
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	310,000	411,250
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 6.578% ((SOFR - 1mo. + 0.11448%) + 1.45%), 4/18/2038 (n)		$700,000	686,677
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.928% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		534,500	522,110
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.597% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		350,000	345,951
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		305,003	307,674
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)		114,762	116,884
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)		225,000	225,279
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.623%, 8/15/2054 (i)		4,838,533	355,300
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.192% (SOFR - 30 day + 0.85%), 6/15/2026 (n)		12,092	12,096
			$21,266,566
Automotive – 0.5%
Ferrari N.V., 3.625%, 5/21/2030	EUR	580,000	$662,075
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026		$228,000	234,709
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029		323,000	328,307
Hyundai Capital America, 6.375%, 4/08/2030 (n)		212,000	228,591
LKQ Corp., 6.25%, 6/15/2033		177,000	187,687
Volkswagen Leasing GmbH, 4%, 4/11/2031	EUR	240,000	269,210
			$1,910,579
Broadcasting – 0.3%
Discovery Communications LLC, 4.125%, 5/15/2029		$147,000	$138,965
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	900,000	809,733
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		$122,000	108,377
			$1,057,075
Brokerage & Asset Managers – 0.3%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		$181,000	$197,863
Low Income Investment Fund, 3.386%, 7/01/2026		150,000	145,972
Low Income Investment Fund, 3.711%, 7/01/2029		400,000	371,322
LPL Holdings, Inc., 4%, 3/15/2029 (n)		457,000	437,403
			$1,152,560
Building – 0.1%
CRH SMW Finance DAC, 4%, 7/11/2031	EUR	240,000	$278,270
Business Services – 0.5%
Engineering Ingegneria Informatica S.p.A., 11.125%, 5/15/2028	EUR	210,000	$237,268
Euronet Worldwide, Inc., 1.375%, 5/22/2026		370,000	398,215
Experian Finance PLC, 3.375%, 10/10/2034		360,000	402,916
Fiserv, Inc., 4.4%, 7/01/2049		$356,000	314,693
Mastercard, Inc., 4.55%, 1/15/2035		260,000	261,186
Mastercard, Inc., 3.85%, 3/26/2050		216,000	182,670
			$1,796,948
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		$351,000	$363,306
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		179,000	137,037
SES S.A., 2.875% to 8/27/2026, FLR (EUR Swap Rate - 5yr. + 3.19%) to 8/27/2031, FLR (EUR Swap Rate - 5yr. + 3.44%) to 8/27/2046, FLR (EUR Swap Rate - 5yr. + 4.19%) to 8/27/2171	EUR	345,000	364,373

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Videotron Ltd., 3.625%, 6/15/2029 (n)		$394,000	$375,950
			$1,240,666
Chemicals – 0.1%
Arkema S.A., 3.5%, 9/12/2034	EUR	100,000	$110,680
DSM B.V., 3.625%, 7/02/2034		160,000	182,879
			$293,559
Computer Software – 0.1%
Microsoft Corp., 2.525%, 6/01/2050		$378,000	$259,471
Oracle Corp., 4%, 7/15/2046		265,000	219,828
			$479,299
Conglomerates – 0.5%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$306,000	$299,941
nVent Finance S.à r.l., 5.65%, 5/15/2033		314,000	326,687
Regal Rexnord Corp., 6.05%, 4/15/2028		410,000	426,284
Regal Rexnord Corp., 6.3%, 2/15/2030		171,000	181,872
Veralto Corp., 4.15%, 9/19/2031	EUR	157,000	183,222
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		$183,000	185,321
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		124,000	131,072
			$1,734,399
Consumer Products – 0.3%
GSK Consumer Healthcare Capital US LLC, 2.125%, 3/29/2034	EUR	380,000	$380,782
Haleon UK Capital PLC, 2.875%, 9/18/2028		360,000	401,676
Kenvue, Inc., 5.05%, 3/22/2053		$324,000	332,905
			$1,115,363
Consumer Services – 0.0%
Service Corp. International, 5.75%, 10/15/2032		$183,000	$184,198
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$309,000	$320,466
Electronics – 0.1%
Intel Corp., 5.7%, 2/10/2053		$195,000	$192,109
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		156,000	147,363
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		72,000	72,860
			$412,332
Emerging Market Quasi-Sovereign – 0.9%
Abu Dhabi Development Holding Co. PJSC, 5.375%, 5/08/2029 (n)		$400,000	$416,504
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		253,000	271,330
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		208,000	213,531
CEZ A.S. (Czech Republic), 4.125%, 9/05/2031	EUR	240,000	270,803
CEZ A.S. (Czech Republic), 4.25%, 6/11/2032		526,000	597,192
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027		370,000	381,542
First Abu Dhabi Bank PJSC, 6.32% to 4/04/2029, FLR (CMT - 5yr. + 1.7%) to 4/04/2034		$384,000	402,355
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		408,000	419,244
Qatar Petroleum, 3.125%, 7/12/2041		236,000	187,287
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		317,000	320,969
			$3,480,757
Emerging Market Sovereign – 9.2%
Republic of India, 7.18%, 8/14/2033	INR	144,500,000	$1,765,189
Dominican Republic, 7.05%, 2/03/2031 (n)		$179,000	192,581
Dominican Republic, 4.875%, 9/23/2032		750,000	713,060
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	770,000	875,829

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	40,736,000	$896,643
Oriental Republic of Uruguay, 9.75%, 7/20/2033		22,117,000	521,896
People's Republic of China, 3.13%, 11/21/2029	CNY	20,300,000	3,067,914
People's Republic of China, 2.88%, 2/25/2033		35,210,000	5,289,530
People's Republic of China, 2.27%, 5/25/2034		10,400,000	1,491,702
Republic of Bulgaria, 5%, 3/05/2037		$598,000	597,803
Republic of Costa Rica, 6.55%, 4/03/2034		545,000	579,211
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		200,000	205,742
Republic of Hungary, 4%, 7/25/2029	EUR	1,200,000	1,356,625
Republic of Hungary, 7%, 10/24/2035	HUF	120,000,000	357,011
Republic of Korea, 2.375%, 12/10/2027	KRW	900,000,000	678,617
Republic of Korea, 1.875%, 6/10/2029		8,135,190,000	5,956,304
Republic of Korea, 1.375%, 6/10/2030		7,890,400,000	5,539,391
Republic of Paraguay, 6%, 2/09/2036 (n)		$200,000	210,839
Republic of Peru, 5.375%, 2/08/2035		810,000	829,449
Republic of Poland, 3.625%, 1/11/2034	EUR	500,000	567,872
Republic of Romania, 6.375%, 1/30/2034 (n)		$238,000	247,085
Republic of Romania, 5.625%, 2/22/2036	EUR	282,000	312,106
Republic of Serbia, 6.5%, 9/26/2033 (n)		$255,000	272,860
Republic of Serbia, 6%, 6/12/2034 (n)		450,000	462,931
United Mexican States, 7.75%, 5/29/2031	MXN	20,800,000	980,325
			$33,968,515
Energy - Independent – 0.4%
Diamondback Energy, Inc., 5.75%, 4/18/2054		$294,000	$296,255
Occidental Petroleum Corp., 6.45%, 9/15/2036		321,000	346,667
Occidental Petroleum Corp., 6.05%, 10/01/2054		127,000	128,937
Pioneer Natural Resources Co., 2.15%, 1/15/2031		329,000	289,027
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		316,000	347,679
			$1,408,565
Energy - Integrated – 0.4%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$279,000	$282,731
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	240,000	283,264
BP Capital Markets B.V., 0.933%, 12/04/2040		180,000	130,593
Eni S.p.A., 3.875%, 1/15/2034		130,000	148,470
Exxon Mobil Corp., 1.408%, 6/26/2039		380,000	318,493
OMV AG, 3.25%, 9/04/2031		210,000	236,209
			$1,399,760
Engineering - Construction – 0.1%
John Deere Bank S.A., 3.3%, 10/15/2029	EUR	190,000	$215,176
Financial Institutions – 1.0%
Ayvens S.A., 3.875%, 7/16/2029	EUR	300,000	$340,682
Citycon Oyj, 3.625% to 9/10/2026, FLR (EUR ICE Swap Rate - 5yr. + 4.179%) to 9/10/2031, FLR (EUR ICE Swap Rate - 5yr. + 4.429%) to 9/10/2046, FLR (EUR ICE Swap Rate - 5yr. + 5.179%) to 9/10/2172		610,000	558,882
Citycon Treasury B.V., 6.5%, 3/08/2029		110,000	129,500
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 5/13/2031		$265,000	235,710
CTP N.V., 4.75%, 2/05/2030	EUR	320,000	369,084
Heimstaden Bostad Treasury B.V., 1.375%, 7/24/2028		420,000	413,981
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)		$260,000	277,600
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		64,000	64,139
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		184,000	194,228
Samhallsbyggnadsbolaget i Norden AB, 2.375%, 9/04/2026	EUR	520,000	506,237
Samhallsbyggnadsbolaget i Norden AB, 2.624% to 4/30/2025, FLR (EUR Swap Rate - 5yr. + 2.814%) to 4/30/2030, FLR (EUR Swap Rate - 5yr. + 3.064%) to 4/30/2045, FLR (EUR Swap Rate - 5yr. + 3.814%) to 4/30/2172 (a)		1,020,000	544,998
			$3,635,041

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.1%
Anheuser-Busch InBev S.A/N.V., 3.95%, 3/22/2044	EUR	230,000	$261,498
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$180,000	173,611
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		160,000	172,481
Bacardi Ltd., 5.15%, 5/15/2038 (n)		335,000	326,675
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		166,000	169,011
Bunge Ltd. Finance Corp., 4.65%, 9/17/2034		400,000	399,134
Constellation Brands, Inc., 2.25%, 8/01/2031		169,000	146,108
Diageo Finance PLC, 3.375%, 8/30/2035	EUR	190,000	213,084
Heineken N.V., 3.812%, 7/04/2036		290,000	329,994
JBS USA Food Co., 6.5%, 12/01/2052		$194,000	206,939
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029		341,000	317,315
Kerry Group Financial Services Co., 3.75%, 9/05/2036	EUR	240,000	271,554
Kraft Heinz Foods Co., 4.375%, 6/01/2046		$396,000	350,476
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		356,000	324,519
Viterra Finance B.V., 3.2%, 4/21/2031 (n)		223,000	203,961
			$3,866,360
Gaming & Lodging – 0.5%
IHG Finance LLC, 3.625%, 9/27/2031	EUR	350,000	$389,115
Las Vegas Sands Corp., 6.2%, 8/15/2034		$357,000	373,825
Marriott International, Inc., 2.85%, 4/15/2031		368,000	331,271
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)		200,000	206,166
Sands China Ltd., 4.375%, 6/18/2030		426,000	407,835
			$1,708,212
Industrial – 0.2%
Arcadis N.V., 4.875%, 2/28/2028	EUR	269,000	$312,972
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$409,000	261,731
			$574,703
Insurance – 0.6%
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$400,000	$342,529
Aviva PLC, 6.125% to 9/12/2034, FLR (GBP Government Yield - 5yr. + 3.3%) to 9/12/2054	GBP	270,000	358,899
Corebridge Financial, Inc., 4.35%, 4/05/2042		$289,000	255,915
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052		177,000	183,223
Lincoln National Corp., 5.852%, 3/15/2034		332,000	349,541
MetLife, Inc., 5.3%, 12/15/2034		279,000	293,084
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		335,000	358,532
			$2,141,723
Insurance - Health – 0.4%
Bupa Finance PLC, 4% to 3/24/2032, FLR (GBP Government Yield - 5yr. + 3.17%) to 3/24/2172	GBP	410,000	$415,267
Elevance Health, Inc., 5.375%, 6/15/2034		$306,000	321,670
UnitedHealth Group, Inc., 5.15%, 7/15/2034		332,000	346,505
UnitedHealth Group, Inc., 4.625%, 7/15/2035		229,000	231,497
			$1,314,939
Insurance - Property & Casualty – 0.6%
American International Group, Inc., 5.125%, 3/27/2033		$331,000	$341,109
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		116,000	129,503
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		271,000	283,106
Brown & Brown, Inc., 5.65%, 6/11/2034		274,000	287,472
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	575,000	431,855
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		$322,000	344,123
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		219,000	229,711
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	248,000	294,027
			$2,340,906

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 1.1%
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 3.375%, 1/29/2038	EUR	80,000	$90,017
EnBW International Finance B.V. (Federal Republic of Germany), 4.3%, 5/23/2034		180,000	212,389
EnBW International Finance B.V. (Federal Republic of Germany), 4%, 7/22/2036		340,000	389,105
ESB Finance DAC (Republic of Ireland), 1.875%, 6/14/2031		200,000	206,754
Landsbankinn hf. (Republic of Iceland), 3.75%, 10/08/2029		372,000	413,719
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 4.25%, 7/18/2029		110,000	124,558
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/17/2030		280,000	277,799
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$238,000	250,816
NBN Co. Ltd. (Commonwealth of Australia), 3.75%, 3/22/2034	EUR	210,000	241,549
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$317,000	272,551
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/26/2029	EUR	280,000	286,696
P3 Group S.à.r.l. (Grand Duchy of Luxembourg), 4%, 4/19/2032		220,000	244,658
RTE Reseau de Transport d'Electricite (Republic of France), 3.5%, 10/02/2036		400,000	444,531
Swisscom Finance, 3.5%, 11/29/2031		280,000	321,011
Wolf Midstream Canada LP, 6.4%, 7/18/2029 (n)	CAD	402,000	300,954
			$4,077,107
International Market Sovereign – 15.1%
Commonwealth of Australia, 2.75%, 5/21/2041	AUD	901,000	$505,090
Commonwealth of Australia, 3%, 3/21/2047		4,523,000	2,451,206
Federal Republic of Germany, 2.1%, 4/12/2029	EUR	2,000,000	2,240,881
Government of Bermuda, 5%, 7/15/2032 (n)		$716,000	724,950
Government of Canada, 1.25%, 6/01/2030	CAD	1,473,000	1,002,897
Government of Canada, 1.5%, 6/01/2031		6,346,000	4,319,006
Government of Canada, 2%, 6/01/2032		2,763,000	1,922,036
Government of Canada, 3.5%, 12/01/2045		495,000	387,523
Government of Canada, 1.75%, 12/01/2053		504,000	274,428
Government of Japan, 1.2%, 12/20/2034	JPY	257,000,000	1,836,864
Government of Japan, 2.4%, 12/20/2034		935,000,000	7,441,097
Government of Japan, 0.3%, 12/20/2039		708,800,000	4,189,379
Government of Japan, 2.3%, 3/20/2040		111,000,000	865,665
Government of Japan, 0.4%, 3/20/2050		284,600,000	1,360,813
Government of Japan, 0.7%, 12/20/2051		269,950,000	1,355,150
Kingdom of Belgium, 2.85%, 10/22/2034 (n)	EUR	1,080,000	1,212,287
Kingdom of Belgium, 0.4%, 6/22/2040		442,000	326,671
Kingdom of Spain, 3.45%, 10/31/2034 (n)		5,510,000	6,407,576
Kingdom of Spain, 3.9%, 7/30/2039 (n)		2,708,000	3,221,378
Kingdom of Spain, 4%, 10/31/2054		360,000	422,119
Republic of Italy, 4.1%, 2/01/2029		5,360,000	6,311,210
Republic of Italy, 1.45%, 3/01/2036		1,356,000	1,224,209
Republic of Italy, 4.15%, 10/01/2039 (n)		1,082,000	1,256,506
United Kingdom Treasury, 0.375%, 10/22/2030	GBP	514,000	562,793
United Kingdom Treasury, 1.25%, 10/22/2041		1,927,000	1,615,651
United Kingdom Treasury, 1.5%, 7/22/2047		367,000	280,805
United Kingdom Treasury, 3.75%, 7/22/2052		1,390,000	1,619,740
			$55,337,930
Local Authorities – 0.1%
Province of Alberta, 1.65%, 6/01/2031	CAD	431,000	$288,413
Province of British Columbia, 2.95%, 6/18/2050		300,000	180,887
			$469,300
Machinery & Tools – 0.3%
AGCO Corp., 5.8%, 3/21/2034		$323,000	$337,760
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)		249,000	262,263
CNH Industrial Capital LLC, 5.5%, 1/12/2029		317,000	330,886
CNH Industrial N.V., 3.75%, 6/11/2031	EUR	300,000	338,501
			$1,269,410

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – 2.4%
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$266,000	$273,503
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		312,000	278,263
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035		317,000	324,958
Bankinter S.A., 3.5%, 9/10/2032	EUR	200,000	224,878
BPER Banca S.p.A., 4%, 5/22/2031		210,000	239,666
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$735,000	647,101
Credit Agricole S.A., 6.316% to 10/03/2028, FLR (SOFR - 1 day + 1.86%) to 10/03/2029 (n)		455,000	483,817
Danske Bank A.S., 1.549%, 9/10/2027 (n)		332,000	314,762
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		349,000	342,361
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		267,000	280,241
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		469,000	402,997
JPMorgan Chase & Co., 3.761% to 3/21/2033, FLR (EURIBOR - 3mo. + 0.98%) to 3/21/2034	EUR	250,000	285,787
mBank S.A., 4.034% to 9/27/2029, FLR (EURIBOR - 3mo. + 1.75%) to 9/27/2030		300,000	333,994
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		$262,000	251,563
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		189,000	197,100
Morgan Stanley, 3.955% to 3/21/2034, FLR (EURIBOR - 3mo. + 1.242%) to 3/21/2035	EUR	230,000	263,268
National Bank of Greece S.A., 5.875% to 6/28/2030, FLR (EUR ICE Swap Rate - 5yr. + 3.154%) to 6/28/2035		200,000	231,854
Nationwide Building Society, 3.828% to 7/24/2031, FLR (EURIBOR - 3mo. + 1.15%) to 7/24/2032		340,000	388,190
NatWest Group PLC, 3.673% to 8/05/2030, FLR (EURIBOR - 3mo. + 1.097%) to 8/05/2031		120,000	135,995
NatWest Group PLC, 3.575% to 9/12/2031, FLR (EURIBOR - 3mo. + 1.22%) to 9/12/2032		310,000	347,621
NatWest Group PLC, 8.125% to 5/10/2034, FLR (CMT - 5yr. + 3.752%) to 6/30/2172		$200,000	218,186
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		235,000	249,128
Toronto-Dominion Bank, 3.563%, 4/16/2031	EUR	290,000	328,466
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$850,000	736,671
UBS Group AG, 4.125% to 6/09/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.75%) to 6/09/2033	EUR	280,000	324,854
Unicaja Banco S.A., 3.5%, 9/12/2029		200,000	224,444
UniCredit S.p.A., 4.2%, 6/11/2034		310,000	355,808
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$253,000	231,286
			$8,916,762
Medical & Health Technology & Services – 0.4%
Becton, Dickinson and Co., 3.828%, 6/07/2032	EUR	290,000	$333,266
HCA, Inc., 5.45%, 9/15/2034		$198,000	203,730
HCA, Inc., 5.125%, 6/15/2039		177,000	174,601
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		650,000	434,705
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		309,000	328,525
Thermo Fisher Scientific (Finance I) B.V., 2%, 10/18/2051	EUR	210,000	164,381
			$1,639,208
Medical Equipment – 0.1%
Medtronic, Inc., 4.15%, 10/15/2053	EUR	100,000	$115,209
Stryker Corp., 3.625%, 9/11/2036		250,000	278,948
			$394,157
Metals & Mining – 0.1%
Anglo American Capital PLC, 4.125%, 3/15/2032	EUR	200,000	$228,255
Vale Overseas Ltd., 6.4%, 6/28/2054		$223,000	234,914
			$463,169
Midstream – 0.7%
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		$171,000	$182,457
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		327,000	368,289
Enbridge, Inc., 8.5% to 1/15/2034, FLR (CMT - 5yr. + 4.431%) to 1/15/2054, FLR (CMT - 5yr. + 5.181%) to 1/15/2084		304,000	340,023
Energy Transfer LP, 5.95%, 5/15/2054		254,000	259,957
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		230,729	204,488
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	388,000	270,551
Plains All American Pipeline LP, 5.7%, 9/15/2034		$352,000	365,787
Targa Resources Corp., 4.2%, 2/01/2033		136,000	128,777
Targa Resources Corp., 4.95%, 4/15/2052		236,000	212,403

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	$244,000	$226,854
		$2,559,586
Mortgage-Backed – 7.1%
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046	$2,094,016	$2,114,933
Fannie Mae, 5%, 3/01/2036 - 8/01/2040	684,452	704,070
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037	57,414	59,351
Fannie Mae, 6%, 9/01/2037 - 6/01/2038	93,627	98,299
Fannie Mae, 4%, 11/01/2040 - 12/01/2040	491,951	483,979
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046	1,136,670	1,078,703
Fannie Mae, UMBS, 2%, 3/01/2037 - 2/01/2052	1,447,340	1,245,994
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 4/01/2052	1,095,057	953,761
Fannie Mae, UMBS, 3%, 5/01/2051 - 7/01/2052	1,247,314	1,126,716
Fannie Mae, UMBS, 6%, 12/01/2052 - 11/01/2053	436,779	447,037
Fannie Mae, UMBS, 3.5%, 6/01/2053	557,797	520,002
Fannie Mae, UMBS, 5.5%, 11/01/2053	74,247	75,410
Fannie Mae, UMBS, 6.5%, 12/01/2053	67,817	69,925
Freddie Mac, 4%, 7/01/2025	4,386	4,362
Freddie Mac, 1.479%, 3/25/2027 (i)	809,000	24,000
Freddie Mac, 5.826%, 3/25/2029	278,056	277,728
Freddie Mac, 5.99%, 3/25/2029	336,321	337,689
Freddie Mac, 5.896%, 4/25/2029	898,266	898,263
Freddie Mac, 1.914%, 4/25/2030 (i)	1,420,926	122,279
Freddie Mac, 1.984%, 4/25/2030 (i)	1,365,340	122,228
Freddie Mac, 1.769%, 5/25/2030 (i)	1,747,943	143,949
Freddie Mac, 1.906%, 5/25/2030 (i)	3,920,368	344,726
Freddie Mac, 1.435%, 6/25/2030 (i)	1,615,349	107,069
Freddie Mac, 1.702%, 8/25/2030 (i)	1,436,842	115,721
Freddie Mac, 1.262%, 9/25/2030 (i)	905,456	54,426
Freddie Mac, 1.172%, 11/25/2030 (i)	1,823,916	103,324
Freddie Mac, 0.416%, 1/25/2031 (i)	6,694,380	106,771
Freddie Mac, 0.609%, 3/25/2031 (i)	8,107,055	216,327
Freddie Mac, 1.039%, 7/25/2031 (i)	1,499,257	83,225
Freddie Mac, 0.632%, 9/25/2031 (i)	6,201,367	195,008
Freddie Mac, 0.955%, 9/25/2031 (i)	1,902,494	93,127
Freddie Mac, 0.664%, 12/25/2031 (i)	1,517,361	51,743
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037	13,209	13,602
Freddie Mac, 5%, 10/01/2036 - 7/01/2041	197,011	203,154
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	401,484	406,444
Freddie Mac, UMBS, 3.5%, 1/01/2047 - 11/01/2049	719,229	679,088
Freddie Mac, UMBS, 3%, 6/01/2050 - 6/01/2053	700,375	631,089
Freddie Mac, UMBS, 2%, 8/01/2051 - 2/01/2052	2,016,734	1,669,282
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 6/01/2052	1,386,510	1,199,701
Freddie Mac, UMBS, 4%, 5/01/2052 - 5/01/2054	536,129	515,185
Freddie Mac, UMBS, 6%, 11/01/2052	77,288	79,343
Freddie Mac, UMBS, 6.5%, 8/01/2053	99,271	102,391
Freddie Mac, UMBS, 5.5%, 10/01/2054	425,000	429,955
Ginnie Mae, 5%, 5/15/2040 - 4/20/2053	92,542	93,410
Ginnie Mae, 3.5%, 6/20/2043	375,129	359,727
Ginnie Mae, 2.5%, 8/20/2051 - 8/20/2052	1,145,027	1,009,220
Ginnie Mae, 2%, 1/20/2052	329,986	279,932
Ginnie Mae, 3%, 4/20/2052 - 11/20/2052	402,390	367,030
Ginnie Mae, 4%, 8/20/2052	132,481	128,063
Ginnie Mae, 5.5%, 2/20/2053 - 10/20/2053	605,223	611,557
Ginnie Mae, 6%, 4/20/2054 - 6/20/2054	173,857	176,883
Ginnie Mae, 6.495%, 3/20/2064	295,229	296,711
Ginnie Mae, TBA, 6%, 10/15/2054	100,000	101,694
Ginnie Mae, TBA, 6.5%, 10/15/2054	125,000	127,892
UMBS, TBA, 2%, 10/15/2054 - 11/14/2054	1,050,000	869,049

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 2.5%, 10/15/2054 - 11/14/2054		$1,325,000	$1,144,688
UMBS, TBA, 3%, 10/15/2054		325,000	291,662
UMBS, TBA, 5.5%, 10/15/2054		1,450,000	1,466,790
UMBS, TBA, 6.5%, 10/15/2054		325,000	335,040
			$25,968,727
Municipals – 0.9%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$225,000	$222,372
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 2.641%, 7/01/2037		585,000	540,180
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 4.949%, 7/01/2038		575,000	569,009
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		495,000	508,569
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		480,000	406,205
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047		420,000	414,504
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		285,000	301,935
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		275,000	266,980
			$3,229,754
Natural Gas - Distribution – 0.2%
ENGIE Energía Chile S.A., 3.875%, 12/06/2033	EUR	100,000	$115,078
ENGIE S.A., 3.875%, 3/06/2036		200,000	227,974
Naturgy Finance Iberia S.A., 3.25%, 10/02/2030		200,000	222,617
			$565,669
Natural Gas - Pipeline – 0.2%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$271,000	$269,603
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	490,000	483,106
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$102,000	103,475
			$856,184
Oils – 0.1%
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		$325,000	$343,982
Other Banks & Diversified Financials – 1.5%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$600,000	$641,907
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		200,000	210,862
Banque Federative du Credit Mutuel S.A., 3.75%, 2/03/2034	EUR	200,000	229,447
BPCE S.A., 4.5%, 3/15/2025 (n)		$287,000	285,492
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		550,000	468,659
CaixaBank S.A., 4.375%, 8/08/2036	EUR	300,000	337,559
Commerzbank AG, 4% to 7/16/2031, FLR (EURIBOR - 3mo. + 1.25%) to 7/16/2032		200,000	228,064
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	200,000	274,692
Intesa Sanpaolo S.p.A., 3.85% to 9/16/2031, FLR (EURIBOR - 3mo. + 1.48%) to 9/16/2032	EUR	310,000	349,011
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)		$433,000	493,257
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		133,000	140,759
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)		343,000	372,775
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		366,000	367,926
NBK SPC Ltd. (State of Kuwait), 5.5% to 6/06/2029, FLR (SOFR - 1 day + 1.16%) to 6/06/2030 (n)		254,000	263,787
PKO Bank Polski S.A., 3.875% to 9/12/2026, FLR (EURIBOR - 3mo. + 1.4%) to 9/12/2027	EUR	260,000	290,517
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030		$187,000	193,556
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		223,000	234,928
			$5,383,198
Pharmaceuticals – 0.2%
AbbVie, Inc., 5.35%, 3/15/2044		$184,000	$194,095
AbbVie, Inc., 5.4%, 3/15/2054		131,000	138,907
Bristol-Myers Squibb Co., 5.5%, 2/22/2044		152,000	161,058
Roche Finance Europe B.V., 3.564%, 5/03/2044	EUR	180,000	204,072
			$698,132

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.1%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		$182,000	$173,272
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		23,000	24,123
Waste Management, Inc., 4.625%, 2/15/2033		220,000	223,864
			$421,259
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$358,000	$377,144
Railroad & Shipping – 0.1%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$299,000	$322,504
Real Estate - Office – 0.3%
Alexandrite Monnet UK Holdco PLC, 10.5%, 5/15/2029	EUR	280,000	$337,043
Boston Properties LP, REIT, 3.65%, 2/01/2026		$106,000	104,424
Boston Properties LP, REIT, 2.75%, 10/01/2026		194,000	187,008
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		95,000	91,757
Corporate Office Property LP, REIT, 2%, 1/15/2029		333,000	295,834
			$1,016,066
Real Estate - Other – 0.2%
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		$187,000	$191,988
EPR Properties, REIT, 3.6%, 11/15/2031		452,000	402,926
			$594,914
Real Estate - Retail – 0.3%
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$501,000	$438,181
STORE Capital Corp., REIT, 2.7%, 12/01/2031		70,000	59,456
Unibail-Rodamco-Westfield SE, 3.875%, 9/11/2034	EUR	200,000	222,286
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		$470,000	449,521
			$1,169,444
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 4.011%, 2/12/2036	EUR	100,000	$111,442
Home Depot, Inc., 4.875%, 2/15/2044		$159,000	158,113
Home Depot, Inc., 3.625%, 4/15/2052		177,000	142,420
			$411,975
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 4.375%, 6/01/2047		$264,000	$221,890
International Flavors & Fragrances, Inc., 5%, 9/26/2048		157,000	144,535
			$366,425
Specialty Stores – 0.2%
DICK'S Sporting Goods, 4.1%, 1/15/2052		$502,000	$383,597
Richemont International S.A., 1.5%, 3/26/2030	EUR	290,000	301,637
			$685,234
Supermarkets – 0.2%
Kroger Co., 5%, 9/15/2034		$86,000	$86,717
Kroger Co., 5.5%, 9/15/2054		250,000	251,601
Ocado Group PLC, 10.5%, 8/08/2029	GBP	200,000	264,059
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034		160,000	209,235
			$811,612

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Supranational – 1.3%
European Union, 1.625%, 12/04/2029	EUR	1,330,000	$1,424,212
European Union, 3.375%, 11/04/2042		1,010,000	1,155,843
European Union, 3.375%, 10/05/2054		1,851,587	2,064,199
			$4,644,254
Telecommunications - Wireless – 0.4%
American Tower Corp., 5.45%, 2/15/2034		$292,000	$305,252
T-Mobile USA, Inc., 3.875%, 4/15/2030		144,000	140,036
T-Mobile USA, Inc., 5.75%, 1/15/2034		133,000	142,826
Vodafone Group PLC, 5.625%, 2/10/2053		287,000	292,137
Zegona Finance PLC, 6.75%, 7/15/2029	EUR	372,000	432,208
			$1,312,459
Telephone Services – 0.1%
TELUS Corp., 2.85%, 11/13/2031	CAD	642,000	$436,291
Tobacco – 0.2%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	380,000	$428,102
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)		$349,000	360,283
			$788,385
Transportation - Services – 0.4%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$256,000	$262,871
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		175,000	186,484
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	240,000	322,884
PostNL N.V., 4.75%, 6/12/2031	EUR	100,000	114,235
Transurban Finance Co Pty Ltd., 3.974%, 3/12/2036		150,000	170,331
Triton International Ltd., 3.15%, 6/15/2031 (n)		$328,000	285,844
United Parcel Service, 5.05%, 3/03/2053		318,000	318,289
			$1,660,938
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$6,784	$6,759
U.S. Treasury Obligations – 1.0%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$610,000	$587,316
U.S. Treasury Bonds, 4.75%, 11/15/2053 (f)		1,225,000	1,353,099
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/2025 (f)		1,735,427	1,723,929
			$3,664,344
Utilities - Electric Power – 2.0%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)		$422,000	$380,817
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		126,000	127,523
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		104,000	91,374
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		92,000	92,749
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		76,000	68,495
Bruce Power LP, 2.68%, 12/21/2028	CAD	735,000	522,796
Duke Energy Corp., 3.75%, 4/01/2031	EUR	330,000	371,386
Duke Energy Florida LLC, 6.2%, 11/15/2053		$285,000	327,491
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	200,000	277,772
Enel Americas S.A., 4%, 10/25/2026		$855,000	848,417
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		430,000	373,932
Enel Finance International N.V., 3.875%, 1/23/2035	EUR	250,000	283,572
Enel Finance International N.V., 4.5%, 2/20/2043		140,000	162,006
EPH Financing International A.S., 6.651%, 11/13/2028		386,000	460,887
EPH Financing International A.S., 5.875%, 11/30/2029		321,000	372,930
Eversource Energy, 5.5%, 1/01/2034		$253,000	262,605
Georgia Power Co., 4.95%, 5/17/2033		322,000	331,013
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		184,000	161,105

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Mercury Chile Holdco LLC, 6.5%, 1/24/2027		$422,000	$418,977
Oncor Electric Delivery, 3.5%, 5/15/2031	EUR	240,000	272,569
Pacific Gas & Electric Co., 6.1%, 1/15/2029		$132,000	139,364
Pacific Gas & Electric Co., 6.4%, 6/15/2033		180,000	196,742
Pacific Gas & Electric Co., 5.9%, 10/01/2054		171,000	177,114
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		421,000	435,241
Xcel Energy, Inc., 5.5%, 3/15/2034		313,000	325,537
			$7,482,414
Utilities - Gas – 0.2%
EP Infrastructure A.S., 1.698%, 7/30/2026	EUR	270,000	$288,565
EP Infrastructure A.S., 2.045%, 10/09/2028		490,000	501,971
			$790,536
Total Bonds			$229,611,832
Common Stocks – 34.9%
Aerospace & Defense – 0.6%
General Dynamics Corp. (f)		4,245	$1,282,839
Honeywell International, Inc. (f)		2,601	537,653
L3Harris Technologies, Inc.		2,380	566,130
			$2,386,622
Alcoholic Beverages – 0.7%
Ambev S.A.		166,800	$400,489
Diageo PLC		27,905	971,117
Heineken N.V.		6,487	575,080
Kirin Holdings Co. Ltd.		27,400	417,517
Pernod Ricard S.A.		2,366	357,131
			$2,721,334
Apparel Manufacturers – 0.3%
Compagnie Financiere Richemont S.A.		4,569	$722,316
PVH Corp.		2,148	216,583
			$938,899
Automotive – 0.8%
Aptiv PLC (a)		10,168	$732,198
Bridgestone Corp.		1,700	65,380
Compagnie Generale des Etablissements Michelin		21,662	879,161
Lear Corp.		4,012	437,910
LKQ Corp. (f)		18,204	726,704
			$2,841,353
Broadcasting – 0.4%
Omnicom Group, Inc. (f)		13,800	$1,426,782
Brokerage & Asset Managers – 0.9%
Cboe Global Markets, Inc.		2,627	$538,193
Charles Schwab Corp. (f)		33,969	2,201,531
CME Group, Inc.		2,160	476,604
Euronext N.V.		1,301	141,128
			$3,357,456
Business Services – 1.0%
Accenture PLC, “A”		2,117	$748,317
Fidelity National Information Services, Inc.		6,172	516,905
Fiserv, Inc. (a)(f)		5,373	965,260
SCSK Corp.		3,400	70,234

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Secom Co. Ltd.	22,800	$842,121
Tata Consultancy Services Ltd.	1,691	86,291
TriNet Group, Inc.	1,185	114,909
Verisk Analytics, Inc., “A”	671	179,801
		$3,523,838
Cable TV – 0.5%
Comcast Corp., “A” (f)	48,169	$2,012,019
Chemicals – 0.3%
Nutrien Ltd.	5,176	$248,725
PPG Industries, Inc.	6,554	868,143
		$1,116,868
Computer Software – 0.5%
Dun & Bradstreet Holdings, Inc.	62,979	$724,888
Microsoft Corp. (f)	2,938	1,264,222
		$1,989,110
Computer Software - Systems – 1.8%
Amadeus IT Group S.A.	5,472	$395,438
Cap Gemini S.A.	5,882	1,269,896
Fujitsu Ltd.	49,000	1,005,229
Hitachi Ltd.	38,600	1,019,762
Hon Hai Precision Industry Co. Ltd.	196,000	1,171,458
NEC Corp.	4,100	394,873
Samsung Electronics Co. Ltd.	30,045	1,423,993
		$6,680,649
Construction – 1.3%
Anhui Conch Cement Co. Ltd.	138,500	$407,099
Compagnie de Saint-Gobain S.A.	8,714	792,683
Essex Property Trust, Inc., REIT	836	246,971
Heidelberg Materials AG	5,235	568,748
Masco Corp. (f)	22,932	1,924,912
Stanley Black & Decker, Inc.	3,413	375,874
Techtronic Industries Co. Ltd.	42,000	636,662
		$4,952,949
Consumer Products – 1.3%
Colgate-Palmolive Co. (f)	11,064	$1,148,554
Kenvue, Inc. (f)	69,565	1,609,038
Kimberly-Clark Corp. (f)	9,088	1,293,041
Reckitt Benckiser Group PLC	9,501	581,387
		$4,632,020
Electrical Equipment – 1.3%
Johnson Controls International PLC	23,365	$1,813,357
Legrand S.A.	4,810	553,094
Mitsubishi Electric Corp.	47,600	767,113
Schneider Electric SE	6,205	1,631,455
		$4,765,019
Electronics – 0.9%
Intel Corp.	22,979	$539,087
Kyocera Corp.	52,900	613,785
Lam Research Corp.	575	469,246
NVIDIA Corp.	3,834	465,601

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
NXP Semiconductors N.V.	5,024	$1,205,810
		$3,293,529
Energy - Independent – 1.1%
ConocoPhillips (f)	12,032	$1,266,729
Hess Corp. (f)	9,187	1,247,595
Phillips 66 (f)	7,446	978,777
Valero Energy Corp.	3,549	479,221
		$3,972,322
Energy - Integrated – 1.7%
Aker BP ASA	2,804	$60,103
Cenovus Energy, Inc.	5,566	93,093
Eni S.p.A. (l)	99,653	1,517,726
Exxon Mobil Corp. (f)	9,408	1,102,806
Harbour Energy PLC	23,794	84,682
PetroChina Co. Ltd.	784,000	634,979
Petroleo Brasileiro S.A., ADR	9,300	134,013
Suncor Energy, Inc.	32,163	1,187,162
TotalEnergies SE	20,475	1,333,316
		$6,147,880
Engineering - Construction – 0.1%
Doosan Bobcat, Inc.	7,013	$218,686
Food & Beverages – 0.6%
Danone S.A.	6,676	$485,567
General Mills, Inc. (f)	15,439	1,140,170
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	35,000	142,671
Nomad Foods Ltd.	5,959	113,579
PepsiCo, Inc.	2,208	375,470
WH Group Ltd.	115,000	90,968
		$2,348,425
Food & Drug Stores – 0.6%
Tesco PLC	433,134	$2,077,155
Gaming & Lodging – 0.0%
Aristocrat Leisure Ltd.	3,871	$156,549
Health Maintenance Organizations – 0.6%
Cigna Group (f)	6,539	$2,265,371
Insurance – 2.1%
Aon PLC (s)	4,735	$1,638,263
China Pacific Insurance Co. Ltd.	33,400	117,732
Chubb Ltd.	4,568	1,317,366
Corebridge Financial, Inc.	23,490	684,968
DB Insurance Co. Ltd.	2,578	221,965
Hartford Financial Services Group, Inc.	3,201	376,470
Manulife Financial Corp.	42,390	1,252,785
MetLife, Inc.	6,569	541,811
Samsung Fire & Marine Insurance Co. Ltd.	895	236,589
Travelers Cos., Inc.	603	141,174
Willis Towers Watson PLC	3,674	1,082,103
		$7,611,226

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 0.4%
Alphabet, Inc., “A” (f)	4,304	$713,818
Informa PLC	54,597	598,693
		$1,312,511
Machinery & Tools – 0.6%
Eaton Corp. PLC	2,411	$799,102
Kubota Corp.	30,500	432,960
Regal Rexnord Corp.	3,614	599,490
Toyota Industries Corp.	2,900	223,866
		$2,055,418
Major Banks – 3.6%
ABN AMRO Group N.V., GDR	31,389	$566,213
Bank of America Corp. (s)	38,008	1,508,158
BNP Paribas S.A.	16,554	1,134,187
DBS Group Holdings Ltd.	31,350	931,081
Erste Group Bank AG	3,789	207,723
Goldman Sachs Group, Inc. (s)	3,594	1,779,425
JPMorgan Chase & Co. (f)	6,835	1,441,228
Mitsubishi UFJ Financial Group, Inc.	128,100	1,304,072
NatWest Group PLC	443,234	2,037,889
UBS Group AG	77,934	2,399,669
		$13,309,645
Medical & Health Technology & Services – 0.3%
ICON PLC (a)	1,592	$457,398
McKesson Corp.	1,015	501,836
		$959,234
Medical Equipment – 0.7%
Becton, Dickinson and Co.	3,828	$922,931
Medtronic PLC	18,917	1,703,097
		$2,626,028
Metals & Mining – 0.8%
Fortescue Ltd.	18,518	$261,146
Glencore PLC	130,135	744,130
Rio Tinto PLC	16,852	1,193,880
Toyota Tsusho Corp.	26,500	479,281
Vale S.A.	37,000	431,351
		$3,109,788
Network & Telecom – 0.2%
Qualcomm, Inc.	4,250	$722,712
Other Banks & Diversified Financials – 1.2%
American Express Co.	593	$160,822
China Construction Bank Corp.	1,007,000	754,901
Julius Baer Group Ltd.	10,944	658,179
KB Financial Group, Inc.	3,859	239,669
M&T Bank Corp.	1,432	255,068
Northern Trust Corp.	15,446	1,390,603
Popular, Inc.	1,323	132,657
Sberbank of Russia PJSC (a)(u)	137,348	0
Truist Financial Corp.	19,196	821,013
		$4,412,912

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 2.7%
AbbVie, Inc. (f)	6,963	$1,375,053
Bayer AG	8,296	280,042
Johnson & Johnson (f)	14,932	2,419,880
Organon & Co. (f)	33,457	640,033
Pfizer, Inc. (f)	58,198	1,684,250
Roche Holding AG	8,359	2,672,589
Sanofi	7,697	881,638
Santen Pharmaceutical Co. Ltd.	8,600	103,786
		$10,057,271
Printing & Publishing – 0.0%
Wolters Kluwer N.V.	820	$138,104
Railroad & Shipping – 0.3%
Union Pacific Corp.	3,760	$926,765
Real Estate – 0.0%
NNN REIT, Inc.	1,665	$80,736
Real Estate - Office – 0.1%
Highwoods Properties, Inc., REIT	10,051	$336,809
Restaurants – 0.4%
Aramark	4,973	$192,604
Pluxee N.V. (a)	5,499	115,923
Sodexo	10,363	849,595
Texas Roadhouse, Inc.	970	171,302
		$1,329,424
Specialty Chemicals – 0.3%
Akzo Nobel N.V.	5,064	$356,821
Axalta Coating Systems Ltd. (a)	12,168	440,360
Nitto Denko Corp.	8,000	133,703
		$930,884
Specialty Stores – 0.5%
Home Depot, Inc.	1,768	$716,393
NEXT PLC	2,860	374,032
PDD Holdings, Inc., ADR (a)	702	94,637
Ross Stores, Inc.	1,424	214,326
Target Corp.	3,552	553,615
		$1,953,003
Telecommunications - Wireless – 0.6%
KDDI Corp.	36,300	$1,161,920
T-Mobile USA, Inc. (f)	4,849	1,000,640
		$2,162,560
Telephone Services – 0.2%
Hellenic Telecommunications Organization S.A.	17,925	$309,075
Koninklijke KPN N.V.	45,719	186,723
Quebecor, Inc., “B”	11,680	304,944
		$800,742
Tobacco – 0.9%
Altria Group, Inc.	9,574	$488,657
British American Tobacco PLC	34,298	1,249,082
Japan Tobacco, Inc.	9,600	280,447

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – continued
Philip Morris International, Inc. (f)	9,674	$1,174,424
		$3,192,610
Utilities - Electric Power – 1.7%
CLP Holdings Ltd.	15,000	$132,277
Duke Energy Corp.	5,402	622,851
E.ON SE	55,013	817,829
Edison International (f)	10,429	908,262
Iberdrola S.A.	63,008	974,207
National Grid PLC	104,436	1,438,145
PG&E Corp. (f)	60,166	1,189,482
Xcel Energy, Inc.	2,035	132,886
		$6,215,939
Total Common Stocks		$128,069,156
Preferred Stocks – 0.4%
Consumer Products – 0.3%
Henkel AG & Co. KGaA	13,198	$1,239,949
Metals & Mining – 0.1%
Gerdau S.A.	69,668	$244,261
Total Preferred Stocks		$1,484,210
Convertible Bonds – 0.0%
Utilities - Electric Power – 0.0%
Pacific Gas & Electric Co., 4.25%, 12/01/2027 (n)	$97,000	$105,051
Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 5.07% (v)	10,551,626	$10,554,792
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
iTraxx Europe Crossover Series 41 Index Credit Default Swap – Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – November 2024 @ 3.37%	Put	Citibank N.A.	$ 13,487,020	EUR 11,080,000	$33,097
iTraxx Europe Crossover Series 41 Index Credit Default Swap – Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – November 2024 @ 3.37%	Put	Goldman Sachs International	6,755,682	5,550,000	16,578
Euro Stoxx 50 Index – March 2025 @ EUR 3,400	Put	Goldman Sachs International	7,625,764	137	21,960
S&P 500 Index – December 2024 @ $3,600	Put	Goldman Sachs International	5,186,187	9	4,410
S&P 500 Index – February 2025 @ $4,850	Put	Goldman Sachs International	23,049,720	40	182,800
S&P 500 Index – June 2025 @ $3,500	Put	Goldman Sachs International	5,186,187	9	17,190
S&P 500 Index – December 2025 @ $3,400	Put	Goldman Sachs International	5,186,187	9	28,530
S&P 500 Index – December 2025 @ $4,250	Put	Goldman Sachs International	5,186,187	9	64,440
Total Purchased Options					$369,005

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.4%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.86% (j)	1,501,395	$1,501,395
Written Options (see table below) – (0.0)%		$(95,276)

Other Assets, Less Liabilities – (1.2)%		(4,157,141)
Net Assets – 100.0%		$367,443,024
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,554,792 and $361,140,649, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $47,347,818, representing 12.9% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won

Portfolio of Investments (unaudited) – continued
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 9/30/24
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
iTraxx Europe Crossover Series 41 Index Credit Default Swap – Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent	Put	Citibank N.A.	EUR (11,080,000)	$(13,487,020)	4%	November – 2024	$(15,508)
iTraxx Europe Crossover Series 41 Index Credit Default Swap – Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent	Put	Goldman Sachs International	EUR (5,550,000)	(6,755,682)	4%	November – 2024	(7,768)
S&P 500 Index	Put	Goldman Sachs International	(40)	(23,049,720)	$4,100	February – 2025	(72,000)
							$(95,276)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	1,351,193	USD	899,233	Deutsche Bank AG	10/18/2024	$35,153
AUD	855,276	USD	580,306	HSBC Bank	10/18/2024	11,140
AUD	11,417,233	USD	7,622,729	JPMorgan Chase Bank N.A.	11/21/2024	275,613
AUD	2,213,023	USD	1,513,020	State Street Bank Corp.	10/18/2024	17,343
CAD	188,502	USD	139,174	Citibank N.A.	10/18/2024	260
CAD	1,710,024	USD	1,251,430	Deutsche Bank AG	10/18/2024	13,458
CAD	1,228,000	USD	905,496	HSBC Bank	11/21/2024	3,609
CAD	144,111	USD	105,636	State Street Bank Corp.	10/18/2024	961
CHF	2,655,681	USD	3,036,854	Citibank N.A.	10/18/2024	106,698
CHF	3,034,000	USD	3,596,964	HSBC Bank	11/21/2024	7,823
CLP	98,837,007	USD	108,869	Citibank N.A.	10/18/2024	1,021
CNH	103,611,142	USD	14,354,550	Citibank N.A.	10/18/2024	442,587
CNY	5,213,000	USD	737,863	Barclays Bank PLC	11/21/2024	7,931
DKK	3,499,358	USD	510,380	State Street Bank Corp.	10/18/2024	12,612
EUR	1,421,495	USD	1,571,431	Citibank N.A.	10/18/2024	11,939
EUR	178,523	USD	197,470	Deutsche Bank AG	10/18/2024	1,383
EUR	214,498	USD	232,557	Goldman Sachs International	10/18/2024	6,367
EUR	7,937,157	USD	8,691,675	HSBC Bank	10/18/2024	149,344

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
EUR	505,524	USD	552,688	JPMorgan Chase Bank N.A.	10/18/2024	$10,403
EUR	2,434,572	USD	2,701,242	Merrill Lynch International	10/18/2024	10,574
EUR	427,503	USD	469,484	Morgan Stanley Capital Services, Inc.	10/18/2024	6,702
EUR	614,760	USD	669,964	NatWest Markets PLC	10/18/2024	14,804
EUR	2,713,576	USD	2,988,877	State Street Bank Corp.	10/18/2024	33,713
EUR	903,121	USD	996,697	UBS AG	10/18/2024	9,269
GBP	268,989	USD	356,585	Citibank N.A.	10/18/2024	3,037
GBP	1,008,640	USD	1,305,255	HSBC Bank	10/18/2024	43,236
GBP	988,114	USD	1,285,786	JPMorgan Chase Bank N.A.	10/18/2024	35,265
GBP	1,234,629	USD	1,618,037	Merrill Lynch International	10/18/2024	32,591
GBP	1,203,438	USD	1,565,692	State Street Bank Corp.	10/18/2024	43,234
GBP	4,224,654	USD	5,452,026	UBS AG	11/21/2024	195,781
HUF	68,667,898	USD	189,888	Morgan Stanley Capital Services, Inc.	10/18/2024	2,387
IDR	35,450,584,244	USD	2,165,332	Citibank N.A.	11/01/2024	173,367
IDR	8,136,068,922	USD	525,172	Morgan Stanley Capital Services, Inc.	11/01/2024	11,570
IDR	3,052,738,000	USD	194,196	Morgan Stanley Capital Services, Inc.	11/21/2024	7,035
JPY	86,712,430	USD	603,150	Citibank N.A.	10/18/2024	1,488
JPY	2,293,138,000	USD	15,876,928	HSBC Bank	11/21/2024	184,824
JPY	239,180,371	USD	1,552,472	JPMorgan Chase Bank N.A.	10/18/2024	115,311
JPY	1,172,472,810	USD	7,482,664	Merrill Lynch International	10/18/2024	692,889
JPY	241,852,972	USD	1,584,294	State Street Bank Corp.	10/18/2024	102,126
KRW	783,378,162	USD	600,060	Citibank N.A.	11/01/2024	33
NOK	129,644,623	USD	12,084,589	HSBC Bank	11/21/2024	205,347
NOK	52,166,810	USD	4,869,863	State Street Bank Corp.	10/18/2024	74,304
NZD	22,154,000	USD	13,968,680	HSBC Bank	11/21/2024	107,199
NZD	612,801	USD	370,279	NatWest Markets PLC	10/18/2024	19,045
NZD	6,580,464	USD	4,118,706	State Street Bank Corp.	10/18/2024	61,990
PEN	549,565	USD	146,258	Goldman Sachs International	10/25/2024	1,942
PLN	1,990,321	USD	504,929	State Street Bank Corp.	10/18/2024	12,001
SEK	557,113	USD	53,087	Barclays Bank PLC	10/18/2024	1,812
SEK	122,882,497	USD	11,752,369	HSBC Bank	11/21/2024	376,118
SGD	715,724	USD	535,749	State Street Bank Corp.	10/18/2024	21,565
THB	54,141,769	USD	1,639,418	JPMorgan Chase Bank N.A.	12/20/2024	39,935
USD	61,710	CAD	82,937	Merrill Lynch International	10/18/2024	362
USD	1,178,322	CAD	1,588,938	State Street Bank Corp.	10/18/2024	2,999
USD	1,188,428	CHF	997,987	Deutsche Bank AG	10/18/2024	7,103
USD	1,132,907	COP	4,579,208,883	Barclays Bank PLC	10/15/2024	46,024
USD	282,038	COP	1,149,784,960	Citibank N.A.	11/21/2024	10,404
USD	335,491	EUR	300,000	Deutsche Bank AG	10/18/2024	1,328
USD	845,354	EUR	754,926	HSBC Bank	10/18/2024	4,459
USD	637,701	EUR	571,385	JPMorgan Chase Bank N.A.	10/18/2024	1,249
USD	13,649,577	EUR	12,223,000	JPMorgan Chase Bank N.A.	11/21/2024	15,989
USD	1,476,341	EUR	1,317,569	Merrill Lynch International	10/18/2024	8,731
USD	237,670	EUR	212,382	NatWest Markets PLC	10/18/2024	1,102
USD	2,322,430	EUR	2,079,630	State Street Bank Corp.	10/18/2024	5,979
USD	219,991	GBP	164,330	Morgan Stanley Capital Services, Inc.	10/18/2024	292
USD	70,763	HUF	25,101,440	State Street Bank Corp.	10/18/2024	477
USD	361,323	ILS	1,321,342	Deutsche Bank AG	11/21/2024	6,407
USD	652,435	JPY	92,514,351	State Street Bank Corp.	10/18/2024	7,340
USD	627,151	MXN	11,854,487	Morgan Stanley Capital Services, Inc.	11/21/2024	29,659
USD	1,563,121	MXN	28,136,254	State Street Bank Corp.	10/18/2024	137,479
						$4,043,522

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
BRL	3,229,089	USD	589,550	Citibank N.A.	12/20/2024	$(2,256)
CAD	1,613,346	USD	1,196,247	HSBC Bank	10/18/2024	(2,871)
CAD	4,750,000	USD	3,528,823	HSBC Bank	11/21/2024	(12,335)
CAD	25,521	USD	18,935	UBS AG	10/18/2024	(58)
CNH	14,980,022	USD	2,147,524	Merrill Lynch International	10/18/2024	(8,164)
CNH	1,659,332	USD	238,376	State Street Bank Corp.	10/18/2024	(1,400)
CNY	1,879,000	USD	270,496	BNP Paribas S.A.	11/21/2024	(1,678)
COP	4,672,548,442	USD	1,152,009	Citibank N.A.	10/15/2024	(42,972)
COP	1,093,226,617	USD	270,554	Goldman Sachs International	10/15/2024	(11,075)
EUR	1,244,117	USD	1,387,969	Citibank N.A.	10/18/2024	(2,176)
EUR	1,281,059	USD	1,432,921	HSBC Bank	10/18/2024	(5,979)
EUR	10,719,000	USD	11,962,651	HSBC Bank	11/21/2024	(6,631)
EUR	1,316,087	USD	1,471,125	JPMorgan Chase Bank N.A.	10/18/2024	(5,166)
EUR	317,557	USD	354,625	State Street Bank Corp.	10/18/2024	(906)
EUR	1,878,400	USD	2,098,000	UBS AG	10/18/2024	(5,693)
GBP	166,721	USD	223,332	Barclays Bank PLC	10/18/2024	(436)
GBP	177,180	USD	237,814	Morgan Stanley Capital Services, Inc.	10/18/2024	(935)
GBP	200,371	USD	268,444	State Street Bank Corp.	10/18/2024	(559)
HUF	394,124,320	USD	1,107,840	Citibank N.A.	10/18/2024	(4,261)
JPY	112,690,329	USD	791,490	JPMorgan Chase Bank N.A.	10/18/2024	(5,710)
MXN	21,245,951	USD	1,174,386	Merrill Lynch International	10/18/2024	(97,870)
MYR	6,335,393	USD	1,550,512	Barclays Bank PLC	12/12/2024	(8,824)
SEK	6,075,738	USD	599,112	Merrill Lynch International	10/18/2024	(404)
SGD	943,458	USD	736,275	State Street Bank Corp.	10/18/2024	(1,630)
USD	1,764,400	AUD	2,699,680	Citibank N.A.	10/18/2024	(102,498)
USD	120,537	AUD	180,815	HSBC Bank	10/18/2024	(4,502)
USD	11,061,865	AUD	16,442,000	HSBC Bank	11/21/2024	(312,568)
USD	29,279	AUD	43,098	State Street Bank Corp.	10/18/2024	(524)
USD	531,241	CAD	720,544	HSBC Bank	10/18/2024	(1,739)
USD	4,772,058	CAD	6,507,830	HSBC Bank	11/21/2024	(45,774)
USD	8,495,484	CAD	11,616,422	State Street Bank Corp.	10/18/2024	(97,071)
USD	1,677,027	CHF	1,415,000	Morgan Stanley Capital Services, Inc.	11/21/2024	(4,178)
USD	1,803,481	CHF	1,546,827	State Street Bank Corp.	10/18/2024	(27,512)
USD	17,765,931	CHF	15,256,692	State Street Bank Corp.	11/21/2024	(361,009)
USD	5,655,132	CNH	40,454,408	State Street Bank Corp.	10/18/2024	(122,329)
USD	19,862,795	CNY	140,442,674	BNP Paribas S.A.	11/21/2024	(229,530)
USD	834,241	CZK	19,403,778	Citibank N.A.	10/18/2024	(22,717)
USD	591,553	CZK	13,667,359	HSBC Bank	10/18/2024	(12,059)
USD	343,111	CZK	7,843,822	UBS AG	11/21/2024	(3,536)
USD	488,490	DKK	3,297,301	HSBC Bank	11/21/2024	(5,157)
USD	437,836	EUR	398,522	Citibank N.A.	10/18/2024	(6,068)
USD	457,727	EUR	419,769	Goldman Sachs International	10/18/2024	(9,845)
USD	1,841,902	EUR	1,672,877	HSBC Bank	10/18/2024	(21,479)
USD	2,823,795	EUR	2,574,583	JPMorgan Chase Bank N.A.	10/18/2024	(43,974)
USD	239,240	EUR	215,410	Merrill Lynch International	10/18/2024	(701)
USD	21,506,005	EUR	19,653,868	State Street Bank Corp.	10/18/2024	(385,989)
USD	52,462,768	EUR	47,507,800	UBS AG	11/21/2024	(527,642)
USD	262,477	GBP	199,642	Citibank N.A.	10/18/2024	(4,433)
USD	247,064	GBP	185,000	Citibank N.A.	11/21/2024	(257)
USD	127,748	GBP	99,182	Deutsche Bank AG	10/18/2024	(4,852)
USD	480,215	GBP	368,488	HSBC Bank	10/18/2024	(12,433)
USD	3,568,580	GBP	2,722,000	HSBC Bank	11/21/2024	(70,376)
USD	455,162	GBP	350,242	Merrill Lynch International	10/18/2024	(13,092)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	124,284	GBP	97,778	State Street Bank Corp.	10/18/2024	$(6,440)
USD	1,393,482	HUF	503,771,454	State Street Bank Corp.	10/18/2024	(17,118)
USD	1,022,009	IDR	16,018,869,000	Citibank N.A.	11/21/2024	(33,926)
USD	2,339,547	JPY	335,889,000	JPMorgan Chase Bank N.A.	11/21/2024	(13,109)
USD	16,466,363	JPY	2,373,704,245	Morgan Stanley Capital Services, Inc.	11/21/2024	(159,697)
USD	1,435,466	JPY	219,421,604	State Street Bank Corp.	10/18/2024	(94,542)
USD	16,463,906	JPY	2,373,704,245	State Street Bank Corp.	11/21/2024	(162,153)
USD	355,105	KRW	475,911,877	Barclays Bank PLC	11/01/2024	(9,459)
USD	2,342,480	KRW	3,156,538,970	Citibank N.A.	11/21/2024	(78,160)
USD	8,568,321	KRW	11,801,491,583	JPMorgan Chase Bank N.A.	11/01/2024	(471,997)
USD	804,263	NOK	8,508,000	JPMorgan Chase Bank N.A.	11/21/2024	(2,271)
USD	1,065,707	NOK	11,549,814	State Street Bank Corp.	10/18/2024	(28,939)
USD	11,033,734	NZD	17,953,000	HSBC Bank	11/21/2024	(372,975)
USD	640,352	NZD	1,040,827	Morgan Stanley Capital Services, Inc.	10/18/2024	(20,905)
USD	3,375,473	NZD	5,534,491	State Street Bank Corp.	10/18/2024	(140,696)
USD	1,990,204	NZD	3,297,032	State Street Bank Corp.	11/21/2024	(104,615)
USD	400,195	PLN	1,555,778	UBS AG	11/21/2024	(3,522)
USD	189,288	RON	857,000	UBS AG	11/21/2024	(2,322)
USD	1,602,338	SEK	16,331,000	HSBC Bank	11/21/2024	(9,529)
USD	2,133,205	SEK	22,372,230	State Street Bank Corp.	10/18/2024	(71,371)
USD	578,430	SGD	758,722	State Street Bank Corp.	11/21/2024	(13,382)
USD	866,668	THB	28,638,183	Barclays Bank PLC	12/20/2024	(21,622)
						$(4,522,583)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
DAX Index	Long	EUR	2	$1,085,488	December – 2024	$4,363
FTSE 100 Index	Short	GBP	41	4,543,338	December – 2024	28,283
FTSE MIB Index	Long	EUR	51	9,666,050	December – 2024	173,322
FTSE/JSE Top 40 Index	Short	ZAR	17	783,382	December – 2024	5,557
Hang Seng Index	Long	HKD	46	6,295,388	October – 2024	451,984
IBEX 35 Index	Long	EUR	97	12,839,798	October – 2024	123,482
MSCI Singapore Index	Long	SGD	388	10,366,792	October – 2024	20,549
NSE IFSC NIFTY 50 Index	Short	USD	79	4,109,027	October – 2024	12,320
OMX 30 Index	Short	SEK	123	3,180,111	October – 2024	23,076
S&P/TSX 60 Index	Long	CAD	54	11,534,267	December – 2024	173,820
Topix Index	Short	JPY	13	2,394,677	December – 2024	89,220
						$1,105,976
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	40	$3,218,823	December – 2024	$34,157
Canadian Treasury Bond 5 yr	Long	CAD	33	2,816,755	December – 2024	24,901
Euro-Bobl 5 yr	Long	EUR	165	22,049,542	December – 2024	173,669
Japan Government Bond 10 yr	Long	JPY	7	7,045,051	December – 2024	20,870
U.S. Treasury Note 2 yr	Long	USD	117	24,364,336	December – 2024	56,676
U.S. Treasury Note 5 yr	Long	USD	51	5,604,023	December – 2024	6,142

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Ultra Note 10 yr	Short	USD	18	$2,129,344	December – 2024	$17,320
						$333,735
						$1,439,711
Liability Derivatives
Equity Futures
BIST 30 Index	Long	TRY	3,001	$9,784,238	October – 2024	$(128,375)
CAC 40 Index	Short	EUR	25	2,128,759	October – 2024	(50,295)
FTSE Taiwan Index	Short	USD	68	5,075,520	October – 2024	(34,884)
KOSPI 200 Index	Short	KRW	94	6,251,931	December – 2024	(65,009)
Mexbol Index	Long	MXN	477	12,910,009	December – 2024	(115,281)
Mini Ibovespa	Long	BRL	517	2,515,820	October – 2024	(18,648)
Russell 2000 Index	Short	USD	101	11,358,460	December – 2024	(217,160)
S&P 500 E-Mini Index	Short	USD	21	6,104,963	December – 2024	(33,001)
S&P/ASX 200 Index	Short	AUD	92	13,207,415	December – 2024	(172,055)
						$(834,708)
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	146	$13,495,109	December – 2024	$(41,002)
Euro-Bund 10 yr	Short	EUR	232	34,843,179	December – 2024	(290,716)
Euro-Buxl 30 yr	Long	EUR	1	151,700	December – 2024	(2,941)
Euro-Schatz 2 yr	Short	EUR	128	15,270,629	December – 2024	(73,671)
Long Gilt 10 yr	Long	GBP	160	21,055,362	December – 2024	(34,191)
U.S. Treasury Bond	Long	USD	32	3,974,000	December – 2024	(16,255)
U.S. Treasury Note 10 yr	Short	USD	3	342,844	December – 2024	(11)
						$(458,787)
						$(1,293,495)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
12/18/34	USD	26,300,000	centrally cleared	SOFR - 1 day / Annually	3.129% / Annually	$364,671	$(20,149)	$344,522
12/18/54	USD	11,800,000	centrally cleared	SOFR - 1 day / Annually	3.116% / Annually	412,171	(40,026)	372,145
						$776,842	$(60,175)	$716,667
Liability Derivatives
Interest Rate Swaps
12/18/26	USD	113,700,000	centrally cleared	3.083% / Annually	SOFR - 1 day / Annually	$(368,077)	$(5,025)	$(373,102)
12/18/29	USD	47,400,000	centrally cleared	3.01% / Annually	SOFR - 1 day / Annually	(364,317)	(3,419)	(367,736)
						$(732,394)	$(8,444)	$(740,838)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	580,000	Barclays Bank PLC	5.00% / Quarterly	(1)	$36,439	$63,542	$99,981
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore Funding LLC, 1.75%, 3/17/25, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating,but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration,obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued bya sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At September 30, 2024, the fund had cash collateral of $575,577 and other liquid securities with an aggregate value of $25,765,960 to cover any collateral or margin obligations for certain derivative transactions.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of

Supplemental Information (unaudited) – continued
investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$71,633,272	$110,160	$—	$71,743,432
United Kingdom	11,463,771	—	—	11,463,771
France	10,424,774	—	—	10,424,774
Japan	103,786	9,212,263	—	9,316,049
Switzerland	6,452,753	—	—	6,452,753
Canada	3,086,709	—	—	3,086,709
Germany	2,906,568	21,960	—	2,928,528
South Korea	—	2,340,902	—	2,340,902
China	501,736	1,650,283	—	2,152,019
Other Countries	6,497,327	3,466,432	0	9,963,759
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	3,671,103	—	3,671,103
Non - U.S. Sovereign Debt	—	101,508,563	—	101,508,563
Municipal Bonds	—	3,229,754	—	3,229,754
U.S. Corporate Bonds	—	35,105,890	—	35,105,890
Residential Mortgage-Backed Securities	—	28,424,360	—	28,424,360
Commercial Mortgage-Backed Securities	—	8,348,345	—	8,348,345
Asset-Backed Securities (including CDOs)	—	10,462,588	—	10,462,588
Foreign Bonds	—	39,015,955	—	39,015,955
Mutual Funds	12,056,187	—	—	12,056,187
Total	$125,126,883	$246,568,558	$0	$371,695,441
Other Financial Instruments
Futures Contracts – Assets	$877,958	$561,753	$—	$1,439,711
Futures Contracts – Liabilities	(928,056)	(365,439)	—	(1,293,495)
Forward Foreign Currency Exchange Contracts – Assets	—	4,043,522	—	4,043,522
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,522,583)	—	(4,522,583)
Swap Agreements – Assets	—	816,648	—	816,648
Swap Agreements – Liabilities	—	(740,838)	—	(740,838)
Written Options - Liabilities	—	(95,276)	—	(95,276)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/23	$0
Realized gain (loss)	(39,851)
Change in unrealized appreciation or depreciation	64,721
Sales	(24,870)
Balance as of 9/30/24	$0
The net change in unrealized appreciation or depreciation from investments held as level 3 at September 30, 2024 is $0. At September 30, 2024, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$10,846,612	$160,862,599	$161,151,455	$(2,120)	$(844)	$10,554,792

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$549,701	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2024, are as follows:
United States	40.0%
United Kingdom	10.7%
Japan	8.5%
Spain	6.9%
Italy	6.4%
Canada	4.6%
Mexico	3.9%
France	3.5%
Germany	(6.0)%
Other Countries	21.5%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.